Financial risk management (Details 1) $ in Thousands	Sep. 30, 2025 USD ($)
Statement [Line Items]
Trade And other payables	$ 1,493
Other long-term liabilities	1,550
Total	3,043
Less than 1 year [Member]
Statement [Line Items]
Trade And other payables	1,493
Other long-term liabilities	0
Total	1,493
2-3 Years [Member]
Statement [Line Items]
Trade And other payables	0
Other long-term liabilities	1,368
Total	1,368
4-5 Years [Member]
Statement [Line Items]
Trade And other payables	0
Other long-term liabilities	182
Total	182
Over 5 Years [Member]
Statement [Line Items]
Trade And other payables	0
Other long-term liabilities	0
Total	$ 0